Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	118 Months Ended
	Oct. 01, 2014	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
C000129549
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Arrow DWA Tactical: Macro ETF
Without Sales Load [Member] | C000129549
Average Annual Return [Line Items]
Average Annual Return, Percent		5.83%	6.58%	5.48%
Barclay Global Macro Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Barclay Global Macro Index
Average Annual Return, Percent		9.51%	7.22%	4.73%
Arrow DWA Tactical: Macro ETF - Market Price
Average Annual Return [Line Items]
Average Annual Return, Percent		6.44%	6.50%	5.47%